Post-employment benefit plans - Service Cost (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of defined benefit plans [line items]
DC pension	$ (30)	$ (31)	$ (70)	$ (74)
Capitalized benefit plans cost	17	17	33	33
Total post-employment benefit plans service cost	(45)	(48)	(99)	(108)
DB pension
Disclosure of defined benefit plans [line items]
Current service cost	(31)	(33)	(61)	(66)
OPEBs
Disclosure of defined benefit plans [line items]
Current service cost	$ (1)	$ (1)	$ (1)	$ (1)